Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40301
Entity Registrant Name	Infobird Co., Ltd
Entity Central Index Key	0001815566
Entity Address, Address Line One	Room 12A06
Entity Address, Address Line Two	Block A
Entity Address, Address Line Three	Boya International Center
Entity Address Address Line Four	Building 2
Entity Address Address Line Five	No. 1 Courtyard
Entity Address Address Line Six	Lize Zhongyi Road
Entity Address Address Line Seven	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102